Share-based Payments - Summary of Outstanding Share Options (Parenthetical) (Details)	12 Months Ended
	Dec. 31, 2024 Option $ / shares shares	Dec. 31, 2023 Option	Dec. 31, 2022 Option
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation arrangement by share based payment award vesting percentage	25.00%
Restricted Stock Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of outstanding options granted	585,000
Share based compensation arrangement by share based payment award vesting percentage	100.00%
Compensated restricted stock units | shares	20,000
Vesting period	1 year
Share options [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of outstanding options granted		6,270,000	7,335,000
Equity Incentive Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options, exercised	1,320,000
Number of outstanding options granted	1,310,000
Vesting period description	These stock options vest over four years, with 25.0% vesting at the end of each of the first, second, third and fourth anniversary of December 10, 2024 (the “Grant Date”).
Vesting period of share options	4 years
Share based compensation arrangement by share based payment award vesting percentage	25.00%
Number of Exercise Price Per share | $ / shares	$ 29.09
Equity Incentive Plan [Member] | Restricted Stock Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation arrangement by share based payment award vesting percentage	33.33%
Number of restricted stock unit, granted | shares	280,000
Vesting period	3 years
Equity Incentive Plan [Member] | Restricted Stock Units | Class A Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation arrangement by share based payment award vesting percentage	100.00%
Number of restricted stock unit, granted | shares	305,000
Vesting period	1 year
Vesting installment date	Jan. 01, 2026